CONSOLIDATED STATEMENTS OF FINANCIAL POSITION R$ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Assets [abstract]
Non-current assets	$ 604,327,000	$ 765,839,000
Intangible assets	106,643,000	160,041,000
Goodwill	103,014,000	119,902,000
Right-of-use assets	137,842,000	181,564,000
Property, plant and equipment	90,888,000	116,893,000
Non-current financial assets	70,275,000	82,158,000
Trade and other receivables	20,995,000	22,124,000
Other non-current financial assets	38,192,000	54,652,000
Non-current derivative financial assets	11,088,000	5,382,000
Other taxes receivable	4,815,000	5,650,000
Deferred tax assets	90,850,000	99,631,000
Current assets	571,796,000	538,772,000
Trade and other receivables	324,850,000	388,308,000
Trade and other receivables	299,086,000	359,599,000
Current income tax receivable	25,764,000	28,709,000
Current Derivative Financial Assets	0	0
Other taxes receivable	36,794,000	24,664,000
Other current financial assets	1,158,000	1,094,000
Cash and cash equivalents	208,994,000	124,706,000
Total Assets	1,176,123,000	1,304,611,000
Equity and liabilities [abstract]
Total Equity		207,020,000
Non-controlling interests		0
Owners of the parent company	119,676,000	207,020,000
Share capital	49,000	49,000
Reserve for acquisition of non-controlling interest	0	0
Share premium	613,619,000	619,461,000
Treasury Shares	12,312,000	19,319,000
Retained losses	(178,988,000)	(127,070,000)
Translation differences	(280,715,000)	(271,273,000)
Cash flow/net investment hedge	(37,360,000)	(8,872,000)
Stock-based compensation	15,383,000	14,044,000
Non-current liabilities	651,662,000	718,989,000
Deferred tax liabilities	0	20,378,000
Debt with third parties	594,636,000	633,498,000
Derivative financial instruments	5,220,000	2,289,000
Provisions and contingencies	45,617,000	48,326,000
Non-trade payables	4,296,000	11,744,000
Option for the acquisition of non-controlling interest	0	0
Other taxes payable	1,893,000	2,754,000
Current liabilities	404,785,000	378,602,000
Debt with third parties	133,187,000	87,117,000
Derivative financial instruments	0	167,000
Trade and other payables	249,723,000	272,547,000
Other non-trade payables	76,366,000	94,435,000
Trade payables	59,415,000	71,676,000
Other taxes payables	97,104,000	93,765,000
Income tax payables	16,838,000	12,671,000
Total Equity and liabilities		1,304,611,000
Current provisions	$ 21,875,000	$ 18,771,000